BB&T GROWTH AND INCOME FUND

Portfolio Manager

[PHOTO OF RICK B. JONES]

RICK B. JONES, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, Inc.


PERFORMANCE OVERVIEW

6/3/1997 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

[CHART]

DATE      BB&T GROWTH AND INCOME FUND   RUSSELL 1000 VALUE TR (INDEX)
May-97                                   10000.00
Jun-97                10,422.01          10429.00
Jul-97                10,992.67          11213.57
Aug-97                10,702.34          10814.03
Sep-97                11,413.78          11467.63
Oct-97                11,072.17          11147.23
Nov-97                11,604.68          11640.05
Dec-97                11,996.39          11979.82
Jan-98                12,026.68          11810.31
Feb-98                12,763.83          12605.38
Mar-98                13,151.44          13376.32
Apr-98                12,908.46          13465.81
May-98                12,604.73          13266.11
Jun-98                12,626.48          13436.18
Jul-98                12,342.06          13199.03
Aug-98                10,970.72          11234.75
Sep-98                11,591.93          11879.63
Oct-98                12,519.69          12799.82
Nov-98                13,202.77          13396.17
Dec-98                13,599.26          13852.17
Jan-99                13,231.16          13962.85
Feb-99                12,760.81          13765.84
Mar-99                12,725.24          14050.65
Apr-99                13,843.83          15362.98
May-99                14,059.34          15194.14
Jun-99                14,431.60          15635.23
Jul-99                13,978.36          15177.43
Aug-99                13,607.53          14614.20
Sep-99                12,819.59          14103.43
Oct-99                12,809.25          14915.22
Nov-99                12,871.28          14798.59
Dec-99                13,076.15          14870.06
Jan-00                12,519.94          14385.00
Feb-00                11,890.27          13316.20
Mar-00                13,137.33          14940.90
Apr-00                13,243.02          14766.99
May-00                13,549.52          14922.64
Jun-00                13,081.00          14240.67
Jul-00                13,091.69          14418.97
Aug-00                13,914.59          15221.24
Sep-00                13,822.41          15360.66
Oct-00                14,073.33          15737.92
Nov-00                13,604.22          15153.73
Dec-00                14,180.66          15912.93
Jan-01                14,315.07          15974.20
Feb-01                13,867.02          15529.95
Mar-01                13,513.52          14981.12
Apr-01                14,131.86          15715.80
May-01                14,435.41          16068.78
Jun-01                14,156.94          15712.37
Jul-01                14,314.87          15678.90
Aug-01                13,908.77          15050.81
Sep-01                13,215.26          13991.53
Oct-01                13,271.88          13871.06
Nov-01                14,007.95          14677.53
Dec-01                14,203.08          15023.18

RETURNS (Inception 6/3/97)

                                         AVERAGE ANNUAL RETURNS
                                         AS OF DECEMBER 31, 2001

                                        1 YEAR   SINCE INCEPTION
BB&T Growth and Income Fund              0.16%         7.97%
Russell 1000 Value Index                -7.41%         9.3%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T GROWTH AND INCOME FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the year ended December 31, 2001, the BB&T Growth and Income Fund provided a total return of 0.16%. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index returned -10.67%, the S&P 500 Index returned -11.88% and the Russell 1000 Value Index(1) declined to - 7.41%.

Q. WHY DID THE FUND PERFORM THIS WAY?

Obviously, this was a challenging period for stocks. The economy was under pressure, corporate profits were declining at a progressively faster pace, quarter after quarter. In this type of environment, investors did best by being defensive, as we were; specifically, value stocks, which generally comprise the bulk of our portfolio, did much better than growth stocks. We also benefited by avoiding some disasters within the market, especially in the technology area, which continued to stumble.

While we entered the period with a strong bias toward value-oriented, defensive issues, during the summer we took steps to position the fund a bit more aggressively. Without abandoning our overriding emphasis on buying reasonably priced companies, we turned our attention to a number a sectors that we felt could benefit from an economic recovery - such as the consumer discretionary, financial, telecommunication services and energy sectors. Within these sectors, we focused on a handful of stocks we felt were particularly attractive from a valuation standpoint. These issues included THE WALT DISNEY CO. (1.8% of the portfolio's assets) AMERICAN EXPRESS (1.2%), PHILLIPS PETROLEUM (2.2%) and ANADARKO PETROLEUM (1.7%).

As of December 31, 2001, the portfolio's five largest holdings were EMERSON ELECTRIC (2.5%), PHILLIPS PETROLEUM (2.2%), NEWELL RUBBERMAID (2.1%), TXU CORP. (2.1%) and BELLSOUTH CORP. (2.1%)(2).

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of December 31, our yield was 2.2%, versus 1.4% for the S&P 500 Index.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

Our feeling is that the economy will recover. We have felt since last summer that the accommodating monetary policy engineered by the Federal Reserve would take hold and stimulate an economic rebound, and we see no reason to change our conclusions. Corporate earnings are beginning to look less disappointing and we expect this recovery to be in full swing by the second half of the year. If we're correct, the economically sensitive sectors we currently favor could prosper.

(1) THE PERFORMANCE OF BB&T GROWTH AND INCOME FUND IS MEASURED AGAINST THE RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

BB&T CAPITAL APPRECIATION FUND

PORTFOLIO MANAGER

[PHOTO OF DAVID NOLAN]

DAVID NOLAN
Senior Vice President
BB&T Asset Management, LLC


PERFORMANCE OVERVIEW

10/14/2001 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

[CHART]

DATE      BB&T CAPITAL APPRECIATION FUND     RUSSELL MIDCAP GROWTH TR (INDEX)
Oct-01                  9,910.00                 10000.00
Nov-01                 10,330.00                 11076.60
Dec-01                 10,700.00                 11497.62

RETURNS (Inception 10/14/01)

                                       AVERAGE ANNUAL RETURNS
                                       AS OF DECEMBER 31, 2001

                                        SINCE INCEPTION
BB&T Capital Appreciation Fund                7.00%
Russell Mid Cap                              13.53%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL APPRECIATION FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the period from October 14, 2001 through December 31, 2001, the BB&T Capital Appreciation Fund provided a total return of 7.00%. In comparison, the Russell Mid Cap Growth Index(1) returned 13.53%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

This was an excellent time to open a new fund. Following the events of September 11, the stock market declined sharply, bottoming on September 21. Three and a half weeks later, we opened this portfolio and took advantage of a broad recovery in stocks.

Our strategy leads us to focus on stocks with market capitalizations normally ranging between $2-10 billion, with an emphasis on companies with strong growth characteristics. We are especially interested in companies that we feel can grow earnings in excess of 20% a year, produce revenue growth in excess of 10% annually and carry debt that is no more than 40% of total capitalization. We want to buy good, strong companies that are not growing purely as the result of acquisitions or "financial engineering."

We lagged our benchmark somewhat due to certain defensive measures we took when we opened the fund in October. We constructed our portfolio to have a market weighting in most sectors, but were a little conservative when adding health care and certain aggressive technology stocks. While the fund performed well from inception to the end of 2001, we underperformed the index.

As of December 31, 2001, the portfolio's five largest holdings were NETWORK ASSOCIATES (3.2% of the portfolio's assets), CABOT MICROELECTRONICS (3.2%), KLA-TENCOR (3.1%), CAREER EDUCATION (3.1%) and BED BATH & BEYOND (3.1%)(2).

Q. WHAT IS YOUR OUTLOOK FOR 2002?

We feel quite positive about the year ahead. We think the economy will emerge from recession, and as it does, growth stocks will return to favor. We see conditions lining up for a positive period for the mid-cap stocks that comprise the bulk of our portfolio. These mid-size companies should be able to achieve higher growth rates than large-company stocks and will be afforded higher price/earnings (P/E) multiples by investors.

(1) THE PERFORMANCE OF BB&T CAPITAL APPRECIATION FUND IS MEASURED AGAINST THE RUSSELL MID CAP GROWTH INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

BB&T LARGE COMPANY GROWTH FUND

PORTFOLIO MANAGERS

[PHOTO OF JAMES L. LUKE]

JAMES L. LUKE, CFA
Senior Vice President
BB&T Asset Management, Inc.

[PHOTO OF CHARLES RYAN]

CHARLES RYAN
Director of Growth Equity
BB&T Asset Management, Inc.


PERFORMANCE OVERVIEW

10/14/2001 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

[CHART]

DATE       BB&T LARGE COMPANY GROWTH FUND   S&P 500 TR (INDEX)
Oct-01                 9,810.00                 10000.00
Nov-01                10,760.00                 10767.10
Dec-01                10,830.00                 10861.42

RETURNS (Inception 10/14/01)

                                       AVERAGE ANNUAL RETURNS
                                       AS OF DECEMBER 31, 2001

                                        SINCE INCEPTION
BB&T Large Company Growth Fund                8.30%
S&P 500 Index                                -7.77%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE COMPANY GROWTH FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the period from October 14, 2001 through December 31, 2001, the BB&T Large Company Growth Fund provided a total return of 8.30%. In comparison, the S&P 500 Index(1) returned -7.77%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

This was a solid period for the type of stocks we favor: large-capitalization companies with distinct growth characteristics. A leading factor in our positive performance was our significant overweighting in the information technology sector; after being knocked down in the months leading up to September 11, and shortly thereafter, technology companies recovered powerfully in the final three months of 2001. Some of our better performers included NVIDIA CORP. (2.3% of the portfolio's assets), PEOPLESOFT (2.2%) and SEI INVESTMENTS (2.4%).

We also were overweighted in the consumer discretionary area, which was a strong performer for us, as Christmas sales were more robust than had been expected. Retailers such as WAL-MART (2.1%), LOWES (2.1%) and BED BATH & BEYOND (2.3%) were winners during the period, along with HARLEY DAVIDSON (2.0%).

As of December 31, 2001, the portfolio's five largest holdings were SEI INVESTMENTS (2.4%), BED BATH & BEYOND (2.3%), NVIDIA CORP. (2.3%), TYCO INTERNATIONAL (2.2%) and PEOPLESOFT, INC. (2.2%)(2).

Q. WHAT IS YOUR OUTLOOK FOR 2002?

While we don't anticipate a huge breakout for stocks, we are expecting a modestly positive year. We think the economy will recover and investor sentiment will gradually turn more bullish. There is an enormous amount of cash on the sidelines right now, and we believe a lot of that cash will slowly filter back into stocks, which would lift equity values. Under this scenario, we would expect the kind of growth-oriented stocks we favor to participate in a market recovery.

(1) THE PERFORMANCE OF BB&T LARGE COMPANY GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND

PORTFOLIO MANAGER

[PHOTO OF DAVID ELLIS]

DAVID ELLIS
Senior Vice President
BB&T Asset Management, Inc.

PERFORMANCE OVERVIEW

5/1/2001 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

[CHART]

                   BB&T CAPITAL MANAGER
        DATE      AGGRESSIVE GROWTH FUND            S&P 500 TR (INDEX)
       Apr-01                                           10000.00
       May-01             9,901.09                      10067.00
       Jun-01             9,657.54                       9821.97
       Jul-01             9,548.69                       9725.32
       Aug-01             9,143.00                       9116.52
       Sep-01             8,434.17                       8380.36
       Oct-01             8,602.46                       8540.17
       Nov-01             9,057.82                       9195.29
       Dec-01             9,190.73                       9275.84

RETURNS (Inception 5/1/01)

                                             AVERAGE ANNUAL RETURNS
                                             AS OF DECEMBER 31, 2001

                                               SINCE INCEPTION
BB&T Capital Manager Aggressive Growth Fund       -8.09%
S&P 500 Index                                     -7.85%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

Q. HOW DID THE FUND PERFORM?

For the period from May 1, 2001 through December 31, 2001, the BB&T Capital Manager Aggressive Growth Fund provided a total return of -8.09%. In comparison, the S&P 500 Index(1) returned -7.85%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

This fund participates in many different segments of the equity market, by acting as a fund of funds that buys shares in underlying equity portfolios managed by BB&T Asset Management. The fund normally invests solely in equity portfolios, not fixed-income portfolios, with a minimal amount (usually less than 4% of the fund's assets) in cash.

The fund is designed to take advantage of market volatility by periodically rebalancing to pre-established allocation targets. This strategy enables us to potentially buy shares of certain funds when they are relatively inexpensive and sell shares when they are fully valued or overvalued. Intrinsically built into our asset mix is an overweighting in small and mid-size companies. We believe that, over time, small and mid-size stocks do better than large stocks.

What dampened performance was the Fund's relatively large exposure to foreign stocks - through our allocation to the BB&T International Equity Fund - which underperformed U.S. stocks during the period. Foreign economies as a whole have been lagging our domestic economy for some time and that had the effect of depressing many international regions and sector.

As of December 31, 2001, the portfolio's five largest allocations in underlying BB&T portfolios were the BB&T Large Company Value Fund (31.0% of the portfolio's assets), the BB&T Large Company Growth Fund (21.0%), the BB&T International Equity Fund (14.0%), the BB&T Equity Index Fund (14.0%) and the BB&T Mid Cap Value Fund (7.0%)(2).

Q. WHAT IS YOUR OUTLOOK FOR 2002?

Looking forward, we believe the best opportunities probably will be found in the shares of small and mid-size companies. Consequently, we feel pretty good about the fund's relative overweighting in those types of stocks. We also feel that, as the U.S. economy improves, many foreign economies could turn upward, as well. This could produce strong returns in international markets and the fund would benefit from its above-average allocation to the BB&T International Equity Fund.

(1) THE PERFORMANCE OF BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS (97.4%):
            AEROSPACE/DEFENSE (2.7%):
    18,900  Parker-Hannifin Corp....................  $   867,699
    38,000  Raytheon Co. -- Class A.................    1,233,860
                                                      -----------
                                                        2,101,559
                                                      -----------
            AUTOMOBILES & TRUCKS (0.8%):
    40,733  Ford Motor Co...........................      640,323
                                                      -----------
            BANKING & FINANCE (15.9%):
    17,150  A.G. Edwards, Inc.......................      757,516
    25,000  American Express Co.....................      892,250
    25,000  Bank of America Corp....................    1,573,749
    30,000  Bank One Corp...........................    1,171,500
    22,333  Citigroup, Inc..........................    1,127,370
    19,000  Fannie Mae..............................    1,510,500
    25,500  Franklin Resources, Inc.................      899,385
    42,090  J.P. Morgan Chase & Co..................    1,529,971
    19,000  PNC Financial Services Group............    1,067,800
    20,000  SunTrust Banks, Inc.....................    1,254,000
     9,275  U.S. Bancorp............................      194,126
    10,400  Wachovia Corp...........................      326,144
                                                      -----------
                                                       12,304,311
                                                      -----------
            BEVERAGES (1.4%):
    23,000  PepsiCo, Inc............................    1,119,870
                                                      -----------
            BUSINESS EQUIPMENT & SERVICES (1.7%):
    36,000  Pitney Bowes, Inc.......................    1,353,960
                                                      -----------
            CHEMICALS (1.6%):
    26,000  Air Products & Chemicals, Inc...........    1,219,660
                                                      -----------
            COMPUTER SOFTWARE (0.6%):
    15,200  Adobe Systems, Inc......................      471,960
                                                      -----------
            COMPUTERS (6.7%):
    30,400  Avnet, Inc..............................      774,288
    13,000  Electronic Data Systems Corp............      891,150
    23,200  Hewlett-Packard Co......................      476,528
    12,800  IBM Corp................................    1,548,288
    28,000  Intel Corp..............................      880,600
    10,000  Microsoft Corp. (b).....................      662,500
                                                      -----------
                                                        5,233,354
                                                      -----------
            CONSUMER GOODS & SERVICES (6.4%):
    25,400  Johnson & Johnson.......................    1,501,140
    25,000  Kimberly-Clark Corp.....................    1,495,000
    58,600  Newell Rubbermaid, Inc..................    1,615,602
     5,000  Procter & Gamble Co.....................      395,650
                                                      -----------
                                                        5,007,392
                                                      -----------
            DIVERSIFIED PRODUCTS (2.0%):
    18,000  E.I. duPont de Nemours and Co...........      765,180
    18,000  Philip Morris Companies, Inc............      825,300
                                                      -----------
                                                        1,590,480
                                                      -----------
            ELECTRONICS (2.5%):
    34,500  Emerson Electric........................    1,969,950
                                                      -----------
            FOOD & RELATED (2.7%):
    68,452  Sara Lee Corp...........................    1,521,688
    27,800  SUPERVALU, Inc..........................      614,936
                                                      -----------
                                                        2,136,624
                                                      -----------
  SHARES                                                 VALUE
----------                                            -----------

            FOREST & PAPER PRODUCTS (1.5%):
    22,000  Weyerhaeuser Co.........................  $ 1,189,760
                                                      -----------
            INSURANCE (7.0%):
    29,500  Aon Corp................................    1,047,840
    11,000  Cigna Corp..............................    1,019,150
    27,200  Lincoln National Corp...................    1,321,104
    21,800  SAFECO Corp.............................      679,070
    31,600  St. Paul Companies, Inc.................    1,389,452
                                                      -----------
                                                        5,456,616
                                                      -----------
            LEISURE TIME INDUSTRIES (0.6%):
    28,300  Hasbro, Inc.............................      459,309
                                                      -----------
            MANUFACTURING (1.6%):
    11,000  Illinois Tool Works, Inc................      744,920
    18,800  Sonoco Products Co......................      499,704
                                                      -----------
                                                        1,244,624
                                                      -----------
            MEDIA (3.5%):
    19,000  Gannett Company, Inc....................    1,277,370
    68,000  The Walt Disney Co......................    1,408,960
                                                      -----------
                                                        2,686,330
                                                      -----------
            PETROLEUM (8.3%):
    23,000  Anadarko Petroleum Corp.................    1,307,550
    16,900  Chevrontexaco Corp......................    1,514,409
    37,632  Exxon Mobil Corp........................    1,478,938
    27,700  Phillips Petroleum Co...................    1,669,202
     9,500  Royal Dutch Petroleum Co. -- NY
             Shares.................................      465,690
                                                      -----------
                                                        6,435,789
                                                      -----------
            PHARMACEUTICALS (6.6%):
    27,200  Abbott Laboratories.....................    1,516,400
    11,600  Bristol-Myers Squibb Co.................      591,600
    23,000  Merck & Company, Inc....................    1,352,400
    17,000  Mylan Laboratories, Inc.................      637,500
    30,000  Schering-Plough Corp....................    1,074,300
                                                      -----------
                                                        5,172,200
                                                      -----------
            PHOTOGRAPHIC EQUIPMENT AND
            SUPPLIES (1.0%):
    26,000  Eastman Kodak Co........................      765,180
                                                      -----------
            RAILROAD (1.3%):
    53,200  Norfolk Southern Corp...................      975,156
                                                      -----------
            RETAIL (4.1%):
    20,400  Albertson's, Inc........................      642,396
    21,400  May Department Stores Co................      791,372
    20,600  V.F. Corp...............................      803,606
    13,100  Whirlpool Corp..........................      960,623
                                                      -----------
                                                        3,197,997
                                                      -----------
            TELECOMMUNICATIONS (2.1%):
    31,424  Agilent Technologies, Inc. (b)..........      895,898
    80,000  Corning, Inc............................      713,600
                                                      -----------
                                                        1,609,498
                                                      -----------
            TRANSPORTATION (1.3%):
    19,000  FedEx Corp. (b).........................      985,720
                                                      -----------
            UTILITIES (13.5%):
    84,150  AT&T Corp...............................    1,526,481

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
    41,800  BellSouth Corp..........................  $ 1,594,670
    30,200  National Fuel Gas Co....................      745,940
     7,900  NICOR, Inc..............................      328,956
    31,400  SBC Communications, Inc.................    1,229,938
    50,000  Sprint Corp.............................    1,004,000
    34,000  TXU Corp................................    1,603,100
    55,000  WorldCom, Inc. (b)......................      774,400
    56,910  Xcel Energy, Inc........................    1,578,683
                                                      -----------
                                                       10,386,168
                                                      -----------
            Total Common Stocks.....................   75,713,790
                                                      -----------
  SHARES                                                 VALUE
----------                                            -----------

INVESTMENT COMPANY (3.4%):
 2,672,013  Federated Prime Cash Obligation Fund....  $ 2,672,013
                                                      -----------


Total Investments (Cost $72,424,744) (a) --
 100.8%.............................................   78,385,803
Liabilities in excess of other assets -- (0.8)%.....     (590,165)
                                                      -----------
NET ASSETS -- 100.0%................................  $77,795,638
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $45,891. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............  $10,573,709
Unrealized depreciation.............   (4,658,541)
                                      -----------
Net unrealized appreciation.........  $ 5,915,168
                                      ===========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $72,424,744)........  $78,385,803
  Receivable for investment securities sold.......      204,893
  Dividends receivable............................      148,681
  Prepaid expenses and other assets...............        6,145
                                                    -----------
      Total Assets................................   78,745,522
                                                    -----------
LIABILITIES:
  Dividends payable...............................      263,373
  Payable for investment securities purchased.....      624,695
  Accrued expenses and other payables:
    Investment advisory fees..................... .      39,234
    Administration fees...........................          430
    Other.........................................       22,152
                                                    -----------
      Total Liabilities...........................      949,884
                                                    -----------
NET ASSETS:
  Capital.........................................   74,190,841
  Dividends in excess of net investment income....       (3,287)
  Net realized losses from investment
   transactions...................................   (2,352,975)
  Net unrealized appreciation from investments....    5,961,059
                                                    -----------
      Net Assets..................................  $77,795,638
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    6,224,075
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $     12.50
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Interest income.................................  $    6,682
  Dividend income.................................   1,564,754
                                                    ----------
      Total Income................................   1,571,436
                                                    ----------
EXPENSES:
  Investment advisory fees........................     501,119
  Administration fees.............................     135,439
  Accounting fees.................................      48,145
  Audit fees......................................       9,918
  Custodian fees..................................       8,752
  Legal fees......................................      50,283
  Printing costs..................................       4,464
  Transfer agent fees.............................       7,261
  Trustees' fees..................................       7,747
  Insurance.......................................       4,983
  Other...........................................         171
                                                    ----------
  Total expenses before voluntary reductions......     778,282
  Expenses voluntarily reduced....................    (196,384)
                                                    ----------
    Net expenses..................................     581,898
                                                    ----------
  Net investment income...........................     989,538
                                                    ----------
  REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS:
  Net realized losses from investment
   transactions...................................  (1,981,071)
  Change in unrealized appreciation/depreciation
   from investments...............................   1,355,166
                                                    ----------
    Net realized/unrealized losses from
     investments..................................    (625,905)
                                                    ----------
    Change in net assets resulting from
     operations...................................  $  363,633
                                                    ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                              FOR THE YEAR          FOR THE YEAR
                                                 ENDED                 ENDED
                                           DECEMBER 31, 2001     DECEMBER 31, 2000
                                          --------------------  --------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................      $   989,538           $ 1,735,122
  Net realized gains (losses) from
   investment transactions..............       (1,981,071)            1,029,629
  Change in unrealized appreciation from
   investments..........................        1,355,166             1,971,258
                                              -----------           -----------
  Change in net assets resulting from
   operations...........................          363,633             4,736,009
                                              -----------           -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............         (982,108)           (1,866,919)
  In excess of net investment income....        --                      (10,717)
  From realized gains from investment
   transactions.........................        --                   (1,455,272)
  In excess of net realized gain from
   investment transactions..............        --                     (371,904)
                                              -----------           -----------
  Change in net assets from shareholder
   dividends............................         (982,108)           (3,704,812)
                                              -----------           -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........       17,785,701             6,479,745
  Dividends reinvested..................          841,636             3,621,945
  Cost of shares redeemed...............         (888,711)           (2,982,270)
                                              -----------           -----------
  Change in net assets from capital
   transactions.........................       17,738,626             7,119,420
                                              -----------           -----------
  Change in net assets..................       17,120,151             8,150,617
                                              -----------           -----------
NET ASSETS:
  Beginning of Period...................       60,675,487            52,524,870
                                              -----------           -----------
  End of Period.........................      $77,795,638           $60,675,487
                                              ===========           ===========
SHARE TRANSACTIONS:
  Issued................................        1,435,124               529,099
  Reinvested............................           69,365               291,146
  Redeemed..............................          (74,701)             (240,164)
                                              -----------           -----------
  Change in Shares......................        1,429,788               580,081
                                              ===========           ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     JUNE 3, 1997
                                ENDED            ENDED            ENDED            ENDED           THROUGH
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                2001             2000             1999             1998           1997 (a)
                           ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS VALUE,
 BEGINNING OF PERIOD.....      $ 12.66          $ 12.46          $ 13.30          $ 11.88          $ 10.00
                               -------          -------          -------          -------          -------
INVESTMENT ACTIVITIES:
  Net investment
   income................         0.17             0.39             0.18             0.16             0.10
  Net realized and
   unrealized gains
   (losses) from
   investment
   transactions..........        (0.16)            0.63            (0.69)            1.42             1.89
                               -------          -------          -------          -------          -------
  Total from Investment
   Activities............         0.01             1.02            (0.51)            1.58             1.99
                               -------          -------          -------          -------          -------
DIVIDENDS:
  Net investment
   income................        (0.17)           (0.42)           (0.15)           (0.16)           (0.10)
  In excess of net
   investment income.....      --               --               --               --                 (0.01)
  Net realized gains.....      --                 (0.32)           (0.18)         --               --
  In excess of net
   realized gains........      --                 (0.08)         --               --               --
                               -------          -------          -------          -------          -------
  Total Dividends........        (0.17)           (0.82)           (0.33)           (0.16)           (0.11)
                               -------          -------          -------          -------          -------
  NET ASSETS, END OF
   PERIOD................      $ 12.50          $ 12.66          $ 12.46          $ 13.30          $ 11.88
                               =======          =======          =======          =======          =======
  Total Return...........         0.16%            8.45%           (3.85)%          13.36%           19.96%(b)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets, End of
   Period (000)..........      $77,796          $60,675          $52,525          $49,062          $28,829
  Ratio of expenses to
   average net assets....         0.86%            0.86%            0.87%            0.91%            0.91%(c)
  Ratio of net investment
   income to average net
   assets................         1.17%            3.13%            1.43%            1.37%            1.68%(c)
  Ratio of expenses to
   average net assets*...         1.15%            1.13%            1.16%            1.24%            2.31%(c)
  Portfolio turnover.....        14.47%           25.46%           11.98%            2.77%            7.75%
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS (100.0%):
            ANALYTICAL INSTRUMENTS (7.1%):
     9,300  Cytyc Corp. (b).........................  $   242,730
     3,450  Varian Medical Systems, Inc. (b)........      245,847
     7,100  Waters Corp. (b)........................      275,125
                                                      -----------
                                                          763,702
                                                      -----------
            BUSINESS EQUIPMENT & SERVICES (2.0%):
     7,100  Harris Corp.............................      216,621
                                                      -----------
            CHEMICALS (3.2%):
     4,350  Cabot Microelectronics Corp. (b)........      344,738
                                                      -----------
            COMPUTER NETWORKING (1.8%):
     9,000  Network Appliance, Inc. (b).............      196,830
                                                      -----------
            COMPUTER SERVICES (10.2%):
     2,700  Affiliated Computer
             Services, Inc. (b).....................      286,550
     4,250  Cerner Corp. (b)........................      212,203
     6,250  ChoicePoint, Inc. (b)...................      316,812
     9,400  SunGard Data Systems, Inc. (b)..........      271,942
                                                      -----------
                                                        1,087,507
                                                      -----------
            COMPUTER SOFTWARE (2.5%):
     4,550  Electronic Arts, Inc. (b)...............      272,773
                                                      -----------
            E-COMMERCE AND SERVICES (2.1%):
     5,500  Expedia, Inc. -- Class A (b)............      223,355
                                                      -----------
            EDUCATIONAL SERVICES (5.7%):
     6,100  Apollo Group, Inc. -- Class A (b).......      274,561
     9,750  Career Education Corp. (b)..............      334,230
                                                      -----------
                                                          608,791
                                                      -----------
            ELECTRONIC COMPONENTS -- SEMICONDUCTORS
            (8.3%):
     9,200  Fairchild Semiconductor Corp. --
             Class A (b)............................      259,440
     6,750  KLA-Tencor Corp. (b)....................      334,530
     9,550  National Semiconductor Corp. (b)........      294,045
                                                      -----------
                                                          888,015
                                                      -----------
            FINANCIAL SERVICES (2.5%):
     4,550  Bear Stearns Co., Inc...................      266,812
                                                      -----------
            FOOD & RELATED (2.5%):
     3,900  Hershey Foods Corp......................      264,030
                                                      -----------
            HEALTH CARE (9.4%):
    15,600  Caremark Rx, Inc. (b)...................      254,436
     9,400  First Health Group Corp. (b)............      232,556
     5,500  Universal Health Services, Inc. --
             Class B (b)............................      235,290
     2,450  Wellpoint Health Networks, Inc. (b).....      286,282
                                                      -----------
                                                        1,008,564
                                                      -----------
            INSURANCE BROKERS (2.2%):
     9,900  Willis Group Holdings Ltd. (b)..........      233,145
                                                      -----------
  SHARES                                                 VALUE
----------                                            -----------

            INTERNET SECURITY (6.2%):
    13,600  Network Associates, Inc. (b)............  $   351,560
     4,650  Symantec Corp. (b)......................      308,435
                                                      -----------
                                                          659,995
                                                      -----------
            MEDICAL EQUIPMENT & SUPPLIES (4.7%):
     2,850  Laboratory Corp. of America
             Holdings (b)...........................      230,423
     6,600  Patterson Dental Co. (b)................      270,138
                                                      -----------
                                                          500,561
                                                      -----------
            PETROLEUM (2.3%):
     9,700  Hanover Compressor Co. (b)..............      245,022
                                                      -----------
            PHARMACEUTICALS (6.8%):
     3,800  Cephalon, Inc. (b)......................      287,223
     2,800  IDEC Pharmaceuticals Corp. (b)..........      193,004
     5,800  King Pharmaceuticals, Inc. (b)..........      244,354
                                                      -----------
                                                          724,581
                                                      -----------
            PIPELINES (2.5%):
     4,800  Kinder Morgan, Inc......................      267,312
                                                      -----------
            RESTAURANTS (2.7%):
     8,100  Darden Restaurants, Inc.................      286,740
                                                      -----------
            RETAIL (12.7%):
     9,800  Bed Bath & Beyond, Inc. (b).............      332,219
     4,700  BJ's Wholesale Club, Inc. (b)...........      207,270
     7,900  Copart, Inc. (b)........................      287,323
     9,500  Dollar Tree Stores, Inc. (b)............      293,645
     8,300  Family Dollar Stores, Inc...............      248,834
                                                      -----------
                                                        1,369,291
                                                      -----------
            TELECOMMUNICATIONS (2.6%):
     8,300  Polycom, Inc. (b).......................      282,781
                                                      -----------
            Total Common Stocks.....................   10,711,166
                                                      -----------
INVESTMENT COMPANY (1.9%):
   208,809  Federated Prime Cash Obligation Fund....      208,809
                                                      -----------


Total Investments (Cost $10,061,357) (a) --
 101.9%.............................................   10,919,975
Liabilities in excess of other assets -- (1.9)%.....     (207,256)
                                                      -----------
NET ASSETS -- 100.0%................................  $10,712,719
                                                      ===========

------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation as follows:

Unrealized appreciation.............  $ 1,087,261
Unrealized depreciation.............     (228,643)
                                      -----------
Net unrealized appreciation.........  $   858,618
                                      ===========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $10,061,357)........  $10,919,975
  Dividends receivable............................        2,818
                                                    -----------
      Total Assets:...............................   10,922,793
                                                    -----------
LIABILITIES:
  Payable for investment securities purchased.....      201,208
  Accrued expenses and other payables:
    Investment advisory fees......................        3,147
    Administration fees...........................          237
    Other.........................................        5,482
                                                    -----------
      Total Liabilities:..........................      210,074
                                                    -----------
NET ASSETS:
  Capital.........................................   10,002,603
  Net realized losses from investment
   transactions...................................     (148,502)
  Net unrealized appreciation from investments....      858,618
                                                    -----------
      Net Assets..................................  $10,712,719
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    1,001,549
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $     10.70
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001 (a)

INVESTMENT INCOME:
  Interest income.................................  $  9,426
  Dividend income.................................     4,918
                                                    --------
      Total Investment Income.....................    14,344
                                                    --------
EXPENSES:
  Investment advisory fees........................    16,356
  Administration fees.............................     4,420
  Accounting fees.................................     6,496
  Audit fees......................................     2,899
  Custodian fees..................................     1,450
  Legal fees......................................     1,160
  Printing costs..................................       979
  Transfer agent fees.............................     1,257
  Trustees' fees..................................       310
  Other fees......................................        30
                                                    --------
  Total expenses before voluntary reductions......    35,357
  Expenses voluntarily reduced....................    (8,620)
                                                    --------
    Net expenses..................................    26,737
                                                    --------
  Net investment loss.............................   (12,393)
                                                    --------
  REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS:
  Net realized losses from investment
   transactions...................................  (148,497)
  Change in unrealized appreciation from
   investments....................................   858,618
                                                    --------
    Net realized/unrealized gains from
     investments..................................   710,121
                                                    --------
    Change in net assets resulting from
     operations...................................  $697,728
                                                    ========

------------------------

(a)  From commencement of operations on October 14, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                          PERIOD ENDED
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.............................        $   (12,393)
  Net realized losses on investment
   transactions...................................           (148,497)
  Change in unrealized appreciation from
   investments....................................            858,618
                                                          -----------
  Change in net assets resulting from
   operations.....................................            697,728
                                                          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................         10,065,780
  Cost of shares redeemed.........................            (50,789)
                                                          -----------
  Change in net assets from capital
   transactions...................................         10,014,991
                                                          -----------
  Change in net assets............................         10,712,719
                                                          -----------
NET ASSETS:
  Beginning of Period.............................         --
                                                          -----------
  End of Period...................................        $10,712,719
                                                          ===========
SHARE TRANSACTIONS:
  Issued..........................................          1,006,533
  Redeemed........................................             (4,984)
                                                          -----------
  Change in Shares................................          1,001,549
                                                          ===========

------------------------

(a)  From commencement of operations on October 14, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        OCTOBER 14, 2001
                                                            THROUGH
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............          $ 10.00
                                                            -------
INVESTMENT ACTIVITIES:
  Net investment loss.............................            (0.01)
  Net realized and unrealized gains from
   investments....................................             0.71
                                                            -------
  Total from Investment Activities................             0.70
                                                            -------
  NET ASSET VALUE, END OF PERIOD..................          $ 10.70
                                                            =======
  Total Return....................................             7.00%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).................          $10,713
  Ratio of expenses to average net assets.........             1.19%(c)
  Ratio of net investment loss to average net
   assets.........................................            (0.55)%(c)
  Ratio of expenses to average net assets*........             1.58%(c)
  Portfolio turnover..............................             3.82%(b)
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001

 SHARES                                                VALUE
--------                                            -----------
COMMON STOCKS (97.7%):
          ANALYTICAL INSTRUMENTS (2.0%):
   5,500  Waters Corp. (b)........................  $   213,125
                                                    -----------
          BANKING & FINANCE (3.7%):
   2,500  Fannie Mae..............................      198,750
   5,500  J.P. Morgan Chase & Co..................      199,925
                                                    -----------
                                                        398,675
                                                    -----------
          BEVERAGES (3.0%):
   2,700  Anheuser-Busch Co.......................      122,067
   4,200  PepsiCo, Inc............................      204,498
                                                    -----------
                                                        326,565
                                                    -----------
          BUSINESS SERVICES (3.3%):
   3,000  Paychex, Inc............................      104,550
   5,700  SEI Investments Co......................      257,127
                                                    -----------
                                                        361,677
                                                    -----------
          COMPUTERS (24.1%):
   5,800  Check Point Software Technologies Ltd.
           (b)....................................      231,362
  10,000  Cisco Systems, Inc. (b).................      181,100
   8,500  Dell Computer Corp. (b).................      231,030
   3,200  eBay, Inc. (b)..........................      214,080
  14,000  EMC Corp. (b)...........................      188,160
   3,000  First Data Corp.........................      235,350
   1,900  IBM Corp................................      229,824
   6,500  Intel Corp..............................      204,425
   4,000  Lexmark International Group, Inc. (b)...      236,000
   3,500  Microsoft Corp. (b).....................      231,875
  15,400  Oracle Corp. (b)........................      212,674
   6,000  PeopleSoft, Inc. (b)....................      241,200
                                                    -----------
                                                      2,637,080
                                                    -----------
          ELECTRONIC COMPONENTS (4.4%):
   3,700  NVIDIA Corp. (b)........................      247,530
  20,000  Solectron Corp. (b).....................      225,600
                                                    -----------
                                                        473,130
                                                    -----------
          ELECTRONICS (2.0%):
   5,500  Linear Technology Corp..................      214,720
                                                    -----------
          FINANCIAL SERVICES (4.1%):
   7,200  Concord EFS, Inc. (b)...................      236,016
   6,500  Washington Mutual, Inc..................      212,550
                                                    -----------
                                                        448,566
                                                    -----------
          HEALTH CARE (3.7%):
   3,200  Tenet Healthcare Corp. (b)..............      187,904
   3,000  UnitedHealth Group, Inc.................      212,310
                                                    -----------
                                                        400,214
                                                    -----------
          LEISURE TIME INDUSTRIES (2.0%):
   4,000  Harley-Davidson, Inc....................      217,240
                                                    -----------
          MANUFACTURING (2.2%):
   4,100  Tyco International Ltd..................      241,490
                                                    -----------
          MEDIA (1.9%):
   6,500  AOL Time Warner (b).....................      208,650
                                                    -----------
 SHARES                                                VALUE
--------                                            -----------

          MEDICAL EQUIPMENT & SUPPLIES (9.9%):
   3,900  Baxter International, Inc...............  $   209,157
   7,500  Boston Scientific Corp. (b).............      180,900
   4,000  Genzyme Corp. (b).......................      239,440
   4,700  Medtronic, Inc..........................      240,687
   3,600  Stryker Corp............................      210,132
                                                    -----------
                                                      1,080,316
                                                    -----------
          PETROLEUM (1.9%):
   2,300  Chevrontexaco Corp......................      206,103
                                                    -----------
          PHARMACEUTICALS (9.3%):
   3,200  Amgen, Inc. (b).........................      180,608
   3,100  Cardinal Health, Inc....................      200,446
   4,800  King Pharmaceuticals, Inc. (b)..........      202,224
   5,000  MedImmune, Inc. (b).....................      231,750
   4,800  Pfizer, Inc.............................      191,280
                                                    -----------
                                                      1,006,308
                                                    -----------
          POLLUTION CONTROL (2.1%):
   7,200  Waste Management, Inc...................      229,752
                                                    -----------
          RETAIL (10.7%):
   7,400  Bed Bath & Beyond, Inc. (b).............      250,860
   3,000  Best Buy, Inc. (b)......................      223,440
   5,000  Lowe's Companies, Inc...................      232,050
   5,800  TJX Companies, Inc......................      231,188
   3,900  Wal-Mart Stores, Inc....................      224,445
                                                    -----------
                                                      1,161,983
                                                    -----------
          TELECOMMUNICATIONS (5.6%):
   8,600  Nokia Corp. - ADR.......................      210,958
   4,100  Qualcomm, Inc. (b)......................      207,050
   7,800  Scientific-Atlanta, Inc.................      186,732
                                                    -----------
                                                        604,740
                                                    -----------
          UTILITIES (1.8%):
   4,900  SBC Communications, Inc.................      191,933
                                                    -----------
          Total Common Stocks.....................   10,622,267
                                                    -----------
INVESTMENT COMPANY (2.3%):
 253,897  Federated Prime Cash Obligation Fund....      253,897
                                                    -----------


Total Investments (Cost $10,027,290) (a) --
 100.0%.............................................   10,876,164
Liabilities in excess of other assets -- 0.0%.......         (605)
                                                      -----------
NET ASSETS -- 100.0%................................  $10,875,559
                                                      ===========

------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation as follows:

Unrealized appreciation..............  $1,039,977
Unrealized depreciation..............    (191,103)
                                       ----------
Net unrealized appreciation..........  $  848,874
                                       ==========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $10,027,290)........  $10,876,164
  Dividends receivable............................        7,943
                                                    -----------
      Total Assets:...............................   10,884,107
                                                    -----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................        3,148
    Administration fees...........................          241
    Other.........................................        5,159
                                                    -----------
      Total Liabilities:..........................        8,548
                                                    -----------
NET ASSETS:
  Capital.........................................   10,037,606
  Net realized losses from investment
   transactions...................................      (10,921)
  Net unrealized appreciation from investments....      848,874
                                                    -----------
      Net Assets..................................  $10,875,559
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    1,004,243
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $     10.83
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001 (a)

INVESTMENT INCOME:
  Interest income.................................  $    3,616
  Dividend income.................................      16,259
                                                    ----------
      Total Investment Income.....................      19,875
                                                    ----------
EXPENSES:
  Investment advisory fees........................      16,652
  Administration fees.............................       4,500
  Accounting fees.................................       6,522
  Audit fees......................................       2,853
  Custodian fees..................................       1,427
  Legal fees......................................       1,141
  Printing costs..................................       1,166
  Transfer agent fees.............................       1,595
  Trustees' fees..................................         301
  Other fees......................................          29
                                                    ----------
  Total expenses before voluntary fee
   reductions.....................................      36,186
  Expenses voluntarily reduced....................      (9,001)
                                                    ----------
      Net expenses................................      27,185
                                                    ----------
Net investment loss...............................      (7,310)
                                                    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized losses from investment
 transactions.....................................     (10,921)
Change in unrealized appreciation/depreciation
 from investments.................................     848,874
                                                    ----------
  Net realized/unrealized gains from
   investments....................................     837,953
                                                    ----------
  Change in net assets resulting from
   operations.....................................  $  830,643
                                                    ==========

------------------------

(a)  From commencement of operations on October 14, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                          PERIOD ENDED
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.............................        $    (7,310)
  Net realized losses from investment
   transactions...................................            (10,921)
  Change in unrealized appreciation from
   investments....................................            848,874
                                                          -----------
  Change in net assets resulting from
   operations.....................................            830,643
                                                          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................         10,044,916
                                                          -----------
  Change in net assets from capital
   transactions...................................         10,044,916
                                                          -----------
  Change in net assets............................        $10,875,559
                                                          -----------
NET ASSETS:
  Beginning of Period.............................         --
                                                          -----------
  End of Period...................................        $10,875,559
                                                          ===========
SHARE TRANSACTIONS:
  Issued..........................................          1,004,243
                                                          -----------
  Change in Shares................................          1,004,243
                                                          ===========

------------------------

(a)  From commencement of operations on October 14, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        OCTOBER 14, 2001
                                                            THROUGH
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............          $ 10.00
                                                            -------
INVESTMENT ACTIVITIES:
  Net investment loss.............................            (0.01)
  Net realized and unrealized gains on
   investments....................................             0.84
                                                            -------
  Total from Investment Activities................             0.83
                                                            -------
  NET ASSET VALUE, END OF PERIOD..................          $ 10.83
                                                            =======
  Total Return....................................             8.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).................          $10,876
  Ratio of expenses to average net assets.........             1.19%(c)
  Ratio of net investment loss to average net
   assets.........................................            (0.32)%(c)
  Ratio of expenses to average net assets*........             1.59%(c)
  Portfolio turnover..............................            16.20%(b)
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001

 SHARES                                                VALUE
--------                                            -----------
INVESTMENT COMPANIES (99.9%):
  72,616  BB&T Capital Appreciation Fund..........  $   755,204
 272,777  BB&T Equity Index Fund..................    2,100,381
 291,067  BB&T International Equity Fund..........    2,331,443
 363,948  BB&T Large Company Growth Fund..........    3,402,918
 291,242  BB&T Large Company Value Fund...........    5,082,166
  85,850  BB&T Mid Capital Value Fund.............    1,146,094
  57,386  BB&T Small Company Growth Fund..........      809,143
 657,136  BB&T U.S. Treasury Money Market Fund....      657,136
                                                    -----------
          Total Investment Companies..............   16,284,485
                                                    -----------


Total Investments in Affiliates
(Cost $17,569,940) (a) -- 99.9%................................   16,284,485
Other assets in excess of liabilities -- 0.1%..................       10,640
                                                                 -----------
NET ASSETS -- 100.0%...........................................  $16,295,125
                                                                 ===========
----------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $5,472. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation..............  $    47,179
Unrealized depreciation..............   (1,338,106)
                                       -----------
Net unrealized depreciation..........  $(1,290,927)
                                       ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $17,569,940)........  $16,284,485
  Dividends receivable............................       23,924
  Prepaid expenses and other assets...............          488
                                                    -----------
      Total Assets................................   16,308,897
                                                    -----------
LIABILITIES:
  Dividends payable...............................        7,481
  Accrued expenses and other payables:
    Investment advisory fees......................        2,057
    Administration fees...........................          126
    Other.........................................        4,108
                                                    -----------
      Total Liabilities...........................       13,772
                                                    -----------
NET ASSETS:
  Capital.........................................   17,371,276
  Accumulated net realized gains on investments...      209,304
  Net unrealized depreciation on investments......   (1,285,455)
                                                    -----------
      Net Assets..................................  $16,295,125
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    1,756,734
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $      9.28
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001 (a)

INVESTMENT INCOME:
  Dividend income from affiliates.................  $    77,789
                                                    -----------
EXPENSES:
    Investment advisory fees......................       25,385
    Administration fees...........................        7,108
    Accounting fees...............................       11,148
    Audit fees....................................        2,867
    Custodian fees................................        4,370
    Legal fees....................................        9,318
    Printing costs................................        1,906
    Transfer agent fees...........................        5,235
    Trustees' fees................................          827
    Insurance.....................................          467
    Other.........................................           14
                                                    -----------
    Total expenses before voluntary reductions....       68,645
    Expenses voluntarily reduced..................      (10,154)
                                                    -----------
    Net expenses..................................       58,491
                                                    -----------
    Net Investment Income.........................       19,298
                                                    -----------
    REALIZED/UNREALIZED GAINS (LOSSES) FROM
     INVESTMENTS:
    Net realized losses on investments with
     affiliates...................................      (59,198)
    Net realized gain distributions from
     affiliates...................................      268,502
    Change in unrealized appreciation/depreciation
     from investments.............................   (1,285,455)
                                                    -----------
      Net realized/unrealized losses from
      investments.................................   (1,076,151)
                                                    -----------
      Change in net assets resulting from
      operations..................................  $(1,056,853)
                                                    ===========

------------------------

(a)  From commencement of operations on May 1, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                          PERIOD ENDED
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
FROM INVESTMENT ACTIVIITES:
OPERATIONS:
  Net investment income...........................        $    19,298
  Net realized losses on investments with
   affiliates.....................................            (59,198)
  Net realized gain distributions from
   affiliates.....................................            268,502
  Change in unrealized depreciation from
   investments....................................         (1,285,455)
                                                          -----------
  Change in net assets resulting from
   operations.....................................         (1,056,853)
                                                          -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income......................            (19,298)
                                                          -----------
  Change in net assets from shareholder
   dividends......................................            (19,298)
                                                          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................         17,371,520
  Dividends reinvested............................             11,818
  Cost of shares redeemed.........................            (12,062)
                                                          -----------
  Change in net assets from capital
   transactions...................................         17,371,276
                                                          -----------
  Change in net assets............................         16,295,125
                                                          -----------
NET ASSETS:
  Beginning of period.............................         --
                                                          -----------
  End of period...................................        $16,295,125
                                                          ===========
SHARE TRANSACTIONS:
  Issued..........................................          1,756,725
  Reinvested......................................              1,301
  Redeemed........................................             (1,292)
                                                          -----------
  Change in shares................................          1,756,734
                                                          ===========

------------------------

(a)  From commencement of operations on May 1, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         FOR THE PERIOD
                                                      MAY 1, 2001 THROUGH
                                                     DECEMBER 31, 2001 (a)
                                                    ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............          $ 10.00
                                                            -------
INVESTMENT ACTIVITIES:
  Net investment income...........................             0.01
  Net realized and unrealized losses from
   investments....................................            (0.72)
                                                            -------
  Total investment activities.....................            (0.71)
                                                            -------
DIVIDENDS:
  Net investment income...........................            (0.01)
                                                            -------
  NET ASSET VALUE, END OF PERIOD..................          $  9.28
                                                            =======
  Total Return....................................            (7.08)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, End of Period (000).................          $16,295
  Ratio of expenses to average net assets.........             0.54%(c)
  Ratio of net investment income to average net
   assets.........................................             0.18%(c)
  Ratio of expenses to average net assets*........             0.63%(c)
  Portfolio turnover rate.........................             9.18%(b)
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth and Income Fund, the BB&T Capital Appreciation Fund, the BB&T Large Company Growth Fund and the BB&T Capital Manager Aggressive Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Aggressive Growth Fund invests solely in shares of other funds within the BB&T Fund Group of Mutual Funds, a family of funds also advised by BB&T Asset Management, LLC ("BB&T"), with the objective of seeking high total return.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in the BB&T Capital Manager Aggressive Growth Fund are valued at their net asset value as reported by the underlying funds.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable and net capital gains to shareholders. Therefore, no federal income tax provision is

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001
    required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

    Total dividends from the Funds for financial reporting purposes do not materially differ from dividends for tax purposes for the periods ended December 31, 2001.

    CONCENTRATION OF CREDIT RISK--The BB&T Large Company Growth Fund invests in securities with a limited number of issuers conducting business in a specific market sector. It is subject to the risk that those issuers (or that market sector) will perform poorly, and the BB&T Large Company Growth Fund will be negatively impacted by that poor performance. This would make the performance of the BB&T Large Company Growth Fund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2001 are as follows:

                                                  PURCHASES     SALES
                                                 -----------  ----------
       BB&T Growth and Income Fund.............  $27,062,753  $9,491,302
       BB&T Capital Appreciation Fund..........   10,354,133     353,078
       BB&T Large Company Growth Fund..........   11,387,843   1,603,555
       BB&T Capital Manager Aggressive Growth
        Fund...................................   18,303,002   1,331,000

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds.

    Information regarding these transactions is as follows for the period ended December 31, 2001:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.74%
       BB&T Capital Appreciation Fund....................          0.74%
       BB&T Large Company Growth Fund....................          0.74%
       BB&T Capital Manager Aggressive Growth Fund.......          0.25%

    BISYS Fund Services Ohio, Inc. d/b/a BISYS Fund Services ("BISYS Ohio"), with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as distributor of the Funds.

    Information regarding these transactions is as follows for the period ended December 31, 2001:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.20%
       BB&T Capital Appreciation Fund....................          0.20%
       BB&T Large Company Growth Fund....................          0.20%
       BB&T Capital Manager Aggressive Growth Fund.......          0.07%

    BISYS Ohio serves the Funds as transfer agent and fund accountant. BISYS, an Ohio Limited Partnership and BISYS Ohio are subsidiaries of The BISYS
    Group, Inc.

    The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended December 31, 2001, the Funds did not participate in any service plans.

 5.  CHANGE OF AUDITORS (UNAUDITED)

    On February 20, 2001, the Board of Trustees of the Funds approved the decision to change independent accountants and engage Ernst & Young, LLP as its new independent accountants as of that date.

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
 6.  FEDERAL TAX INFORMATION:

    At December 31, 2001, the following Funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulations:

                                                   AMOUNT    EXPIRES
                                                 ----------  -------
       Growth and Income Fund..................  $2,260,966    2009
       Large Company Growth Fund...............      10,921    2009

    To the extent that these carryforwards are used to offset future realized gains, it is probable that the gains so offset will not be distributed to shareholders.

 7.  OTHER FEDERAL TAX INFORMATION (UNAUDITED):

    For corporate shareholders, the following percentages of the total ordinary income distributions paid during the fiscal year ended December 31, 2001 qualify for the corporate dividends received deduction for the following fund:

                                                           PERCENTAGE
                                                           ----------
       Growth and Income Fund............................      98.02%

    Realized and foreign currency losses, if any, incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund incurred and will elect to defer such realized losses and foreign currency losses:

                                                           POST-OCTOBER
                                                              LOSSES
                                                           ------------
       Growth and Income Fund............................    $46,116

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
BB&T Variable Insurance Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the BB&T Variable Insurance Funds (comprised of Growth and Income Fund, Capital Appreciation Fund, Large Company Growth Fund, and Capital Manager Aggressive Growth Fund) (the Funds) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights presented herein for the Growth and Income Fund for each of the respective years or periods ended December 31, 2000 were audited by other auditors whose report dated February 8, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds' as of December 31, 2001, the results of their operations, the changes in their net assets and financial highlights for the year or period then ended, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst & Young LLP

Columbus, Ohio
February 15, 2002

TRUSTEES (UNAUDITED):

Overall responsibility for management of the Funds rests with its Board of Trustees, who are elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below:

                            POSITION(S) HELD                             PRINCIPAL OCCUPATION     NUMBER OF PORTFOLIOS
                              WITH THE BB&T     TERM OF OFFICE/LENGTH         DURING THE            IN FUND COMPLEX
NAME AND ADDRESS                VIF FUNDS          OF TIME SERVED            PAST 5 YEARS         OVERSEEN BY TRUSTEE
----------------           -------------------  ---------------------  -------------------------  --------------------
NON-INTERESTED TRUSTEE

Michael M. Van Buskirk              Trustee         4/97 to present    Chancellor, University of                15
Ohio Bankers Association                                               North Carolina at
37 West Broad St.,                                                     Charlotte--7/89 to
Suite 1001                                                             present
Columbus, OH 43215
Birthdate: 02/22/1947

James H. Woodward                   Trustee         4/97 to present    Chief Executive Officer,                 15
Chancellor of The                                                      Ohio Bankers Assoc.
Universtity of                                                         (industry trade
North Carolina at                                                      association)--5/91 to
Charlotte                                                              present
Reese Administration
Building
Birthdate: 11/24/1939
INTERESTED TRUSTEE

Walter B. Grimm (1)                 Trustee         4/97 to present    Employee of BISYS Fund                   15
3435 Stelzer Road                                                      Services--6/92 to present
Columbus, OH 43219
Birthdate: 06/30/1945

                                    DIRECTORSHIPS
                                   HELD OUTSIDE THE
NAME AND ADDRESS                     FUND COMPLEX
----------------           --------------------------------
NON-INTERESTED TRUSTEE

Michael M. Van Buskirk     J.A. Jones, Inc.
Ohio Bankers Association   Amsouth Mutual Funds
37 West Broad St.,
Suite 1001
Columbus, OH 43215
Birthdate: 02/22/1947

James H. Woodward          Coventry Corporation
Chancellor of The
Universtity of
North Carolina at
Charlotte
Reese Administration
Building
Birthdate: 11/24/1939
INTERESTED TRUSTEE

Walter B. Grimm (1)        1st Source Monogram Fund
3435 Stelzer Road          American Performance
Columbus, OH 43219         Brenton Mutual Funds
Birthdate: 06/30/1945      Counter Bond Fund
                           Kensington Funds
                           Performance Funds Trust
                           The Shelby Funds
                           United American Cash Reserves
                           UST of Boston

------------------------------

(1) Mr. Grimm may be determined to be an "interested person" as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.